Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities [Abstract]:
Net (loss) income	$ (197,756)	$ 1,641	$ 31,569
Adjustments to reconcile net (loss) income to net cash provided by operating activities [Abstract]:
Depreciation	28,856	29,328	26,812
Amortization of deferred finance charges	989	738	696
Amortization of deferred drydocking costs	7,313	3,657	1,045
Payments for dry-docking	(6,414)	(5,519)	(7,119)
Change in fair value of financial instruments	(4,202)	(27)	189
Amortization of acquired time charters	(266)	(319)	(125)
Stock based compensation	14	0	0
Impairment of vessels	188,995	0	0
Impairment of goodwill	12,910	0	0
Gain on acquisition	0	0	(6,813)
(Increase) decrease in operating assets [Abstract]:
Due from related parties	(405)	265	1,760
Inventories	(1,053)	(70)	1,222
Accounts receivable trade, net	(765)	(493)	(263)
Other current assets	371	904	(191)
Other non-current assets	3	0	(180)
Increase (decrease) in operating liabilities [Abstract]:
Trade accounts and other payables	255	37	(3,299)
Due to underwriters	0	(19)	(400)
Accrued expenses	1,356	(2,071)	(885)
Accrued charges on convertible note due to shareholders	0	0	670
Due to related parties	(2,928)	4,025	0
Premium amortization on convertible note due to shareholders	0	0	(379)
Accrued interest	927	(1,002)	1,176
Deferred revenue - related party	(899)	148	(2,523)
Deferred revenue	(862)	314	246
Net cash provided by operating activities	26,439	31,537	43,208
Cash flows from investing activities [Abstract]:
Acquisition of businesses, including of cash acquired	0	17,913	36,374
Additions to office furniture and equipment	0	(28)	(21)
Acquisition of noncontrolling interest	0	(10,000)	0
Net cash provided by investing activities	0	7,885	36,353
Cash flows from financing activities [Abstract]:
Deemed distribution upon acquisition of MCS	0	(2,054)	0
Net proceeds from issuance of common stock	0	28,526	0
Repayments of long term debt	(53,145)	(67,941)	(54,878)
Deferred finance charges	(172)	(841)	0
Noncontrolling interest contribution	0	0	10,000
Restricted cash (retained) released	(9,175)	(6,932)	1,381
Net cash used in financing activities	(62,492)	(49,242)	(43,497)
Net (decrease) increase in cash and cash equivalents	(36,053)	(9,820)	36,064
Cash and cash equivalents at beginning of period	53,787	63,607	27,543
Cash and cash equivalents at end of period	17,734	53,787	63,607
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]:
Cash paid for interest	11,045	11,070	6,447
Non-cash investing and financing activities [Abstract]:
Issuance of common shares at fair value for the acquisition of BET	0	30,952	0
Issuance of common shares at fair value for the acquisition of MCS	0	26,743	0
Deemed distribution to controlling shareholder - BET acquisition	0	(18,113)	0
Deemed distribution to controlling shareholder - MCS acquisition	0	(10)	0
Issuance of common shares at fair value upon conversion of convertible note	0	0	29,597
Issuance of warrants for offering	$ 0	$ 1,053	$ 0